Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Available-for-sale Investments, Allowance for Credit Loss, Beginning Balance	$ 7.7	$ 2.7
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Not Previously Recorded	0.3	5.4
Available-for-sale investment, allowance for credit loss, increase (decrease)	(3.6)	0.2
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Securities Sold	(1.5)	(0.6)
Available-for-sale Investments, Allowance for Credit Loss, Current	2.9	7.7	$ 2.7
Reinsurance Recoverable, Allowance for Credit Loss, Beginning Balance	3.7	3.3
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	0.0	0.4	0.5
Reinsurance Recoverable, Allowance for Credit Loss, Ending Balance	3.7	3.7	3.3
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	25.0	30.2
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	(4.0)	(5.2)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 21.0	$ 25.0	$ 30.2